Consolidated statement of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Income before income taxes	R$ 860,945	R$ 676,391	R$ 429,582
Adjustments to reconcile income before income taxes
Depreciation and amortization expenses	373,344	333,341	289,511
Write-off of property and equipment	3,062	2,539	1,910
Write-off of intangible assets	275	244	413
Allowance for expected credit losses	57,090	60,894	74,552
Share-based compensation expense	15,318	32,424	31,535
Net foreign exchange differences	1,816	7,027	681
Accrued interest	316,379	254,386	285,447
Accrued interest on lease liabilities	123,067	111,966	100,849
Share of profit of equity-accounted investee, net of tax	(13,916)	(11,737)	(9,495)
Provision (reversal) for legal proceedings	23,250	9,705	(40,044)
Changes in assets and liabilities
Trade receivables	(177,602)	(97,449)	(131,336)
Recoverable taxes	(10,749)	18,107	(15,353)
Other assets	(10,798)	11,220	88,427
Trade payables	(4,499)	18,126	24,500
Taxes payable	(18,109)	(14,798)	3,278
Advances from customers	(3,013)	6,329	(17,892)
Labor and social obligations	9,450	8,414	31,525
Payments of legal proceedings	(6,873)	(4,637)	(16,781)
Other liabilities	9,196	30,687	(42,542)
Net cash flows from operating activities before income taxes	1,547,633	1,453,179	1,088,767
Income taxes paid	(16,046)	(20,520)	(45,144)
Net cash flows from operating activities	1,531,587	1,432,659	1,043,623
Investing activities
Acquisition of property and equipment	(166,014)	(136,924)	(118,435)
Acquisition of intangibles assets	(197,997)	(255,691)	(126,993)
Dividends received	15,553	7,501	9,900
Acquisition of non-controlling interest			(21,000)
Acquisition of assets and subsidiaries, net of cash acquired	(144,076)	(627,568)	(815,005)
Payments of interest	(14,536)	(78,931)	(71,518)
Net cash flows used in investing activities	(507,070)	(1,091,613)	(1,143,051)
Financing activities
Payments of principal of loans and financing	(1,624,911)	(128,696)	(112,630)
Payments of interest	(309,337)	(177,192)	(175,889)
Proceeds from loans and financing	1,494,881	491,593	5,288
Payments of principal of lease liabilities	(49,411)	(41,221)	(31,473)
Payments of interest of lease liabilities	(121,475)	(111,605)	(103,911)
Treasury shares repurchase	(77,002)		(12,369)
Proceeds from exercise of stock options	25,733	9,376	9,791
Dividends paid	(146,813)	(18,289)	(18,750)
Net cash flows from (used in) financing activities	(808,335)	23,966	(439,943)
Net foreign exchange differences	(1,816)	(7,027)	(681)
Net increase (decrease) in cash and cash equivalents	214,366	357,985	(540,052)
Cash and cash equivalents at the beginning of the year	911,015	553,030	1,093,082
Cash and cash equivalents at the end of the year	R$ 1,125,381	R$ 911,015	R$ 553,030